Note 8 - Derivative Liability on Warrants (Details) (USD $)	0 Months Ended	1 Months Ended		0 Months Ended	1 Months Ended	12 Months Ended
	Jun. 14, 2013	Jun. 17, 2013	Jun. 30, 2013	Nov. 30, 2014	Nov. 30, 2014	Dec. 31, 2014
Note 8 - Derivative Liability on Warrants (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)						$ 0.97
Powerhouse One, LLC [Member] | Steuben Investment Company II, L.P. [Member]
Note 8 - Derivative Liability on Warrants (Details) [Line Items]
Class of Warrant or Right, Outstanding, Contractual Life	10 years		10 years
Noncash or Part Noncash Acquisition, Noncash Financial or Equity Instrument Consideration, Warrants Issued		2,181,818	2,181,818
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 1.00		$ 1.00
Steuben Investment Company II, L.P. [Member]
Note 8 - Derivative Liability on Warrants (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)				$ 1.50	$ 1.50	$ 1.00
Class of Warrant or Right, Exercised During Period				2,181,818
Stock Issued During Period, Shares,Warrant Exercised					727,273	727,273